Composition of Certain Financial Statement Captions - SRA (Details) - SRA Companies, Inc. - USD ($) $ in Thousands	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Prepaid expenses and other
Taxes and taxes receivable	$ 127	$ 185	$ 0
Maintenance and software	1,331	1,270	1,575
Rent	309	253	237
Other	6,204	5,320	3,831
Total prepaid expenses and other current assets	7,971	7,028	5,643
Property and equipment
Leasehold improvements	31,329	23,836	22,482
Furniture, equipment and software	37,607	35,318	32,185
Property and equipment	68,936	59,154	54,667
Less: Accumulated depreciation and amortization	(44,660)	(42,705)	(35,742)
Property and equipment, net	24,276	16,449	18,925
Identified intangibles
Acquired intangible assets	527,099	527,099
Software development costs	3,167	3,167
Total identified intangibles	530,266	530,266	504,629
Less: Accumulated amortization	(320,295)	(309,227)	(250,713)
Net Carrying Value	209,971	221,039	253,916
Other long-term assets
Debt issuance costs, net	23,688	25,397	31,566
Other	3,293	3,636	4,066
Total other long-term assets	26,981	29,033	35,632
Accounts payable and accrued expenses
Vendor obligations	85,867	98,708	86,658
Accrued interest	35,755	24,603	23,215
Interest rate derivative liability	7,472	7,637	10,729
Facility exit charge	5,145	6,667	8,173
Other	7,463	8,015	7,851
Total accounts payable and accrued expenses	141,702	145,630	136,626
Accrued payroll and employee benefits
Accrued salaries and incentive compensation	29,883	39,936	35,195
Accrued leave	28,918	30,286	33,694
Accrued fringe benefits		12,369	14,128
Accrued 401(k) match	8,910	5,797
Other	6,579	6,572
Total	74,290	82,591	83,017
Other long-term liabilities
Interest rate derivative liability	0	2,369	8,803
Deferred rent	20,752	12,378	9,433
Facility exit charge	3,348	4,119	5,193
Total other long-term liabilities	$ 24,100	$ 18,866	$ 23,429